Goodwill (Movements of goodwill) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	¥ 15,484,120	[1]	¥ 12,135,729
Movement:
Business combination (Note 41)	231,218		3,167,566
Impairment charge for the year	(409,371)		0	[1]	¥ 0	[1]
End of the year	15,572,227		15,484,120	[1]	12,135,729
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	18,435,954		15,391,642
Movement:
Disposal of subsidiary	0		(309,269)
Currency translation differences	273,906		186,015
End of the year	18,941,078		18,435,954		15,391,642
Accumulated impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	(2,951,834)		(3,255,913)
Movement:
Disposal of subsidiary	0		309,269
Currency translation differences	(7,646)		(5,190)
End of the year	¥ (3,368,851)		¥ (2,951,834)		¥ (3,255,913)

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).